GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2020 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Application Software: 6.4%
45,510	Check Point Software Technologies Ltd	$5,476,673
30,790	Microsoft Corp.	6,476,061
		11,952,734
	Athletic Footwear: 3.6%
52,038	NIKE Inc.	6,532,850

	Cable/Satellite TV: 2.9%
117,060	Comcast Corp. - Class A	5,415,195

	Commercial Services: 3.5%
33,327	PayPal Holdings, Inc.*	6,566,419

	Diversified Manufacturing Operations: 7.1%
31,259	Danaher Corp.	6,731,000
14,540	Thermo Fisher Scientific Inc.	6,419,701
		13,150,701
	E-Commerce: 3.4%
2,040	Amazon.com Inc.*	6,423,409

	Electronic Components - Semiconductor: 10.8%
238,495	Infineon Technologies AG	6,706,570
13,704	NVIDIA Corp.	7,416,879
4,674	Samsung Electronics Co., Ltd. - GDR	5,919,304
		20,042,753
	Enterprise Software/Services: 7.0%
13,740	Adobe Inc.*	6,738,508
40,589	SAP SE	6,307,032
		13,045,540
	Finance - Other Services: 9.5%
57,973	Intercontinental Exchange, Inc.	5,800,199
18,270	Mastercard Inc .	6,178,366
28,280	Visa Inc.	5,655,152
		17,633,717
	Internet Application Software: 3.6%
98,100	Tencent Holdings Ltd.	6,614,512

	Internet Content: 3.3%
23,690	Facebook Inc.*	6,204,411

	Machinery - Electric Utility: 3.4%
253,300	ABB Ltd.	$6,434,748

	Machinery: 3.1%
14,580	Roper Industries, Inc.	5,760,704

	Metal Instrument: 3.1%
55,640	Medtronic PLC	5,782,109

	Networking Products: 2.4%
115,767	Cisco Systems Inc.	4,560,062

	Pharmaceutical: 2.7%
82,930	Bristol-Myers Squibb Co	4,999,850

	Power Conversion/Supply Equipment: 3.5%
51,985	Schneider Electric SE	6,442,225

	Retail - Apparel: 3.4%
606,000	ANTA Sports Products Ltd.	6,347,340

	Schools: 3.0%
37,320	New Oriental Education & Technology Group Inc. - ADR*	5,579,340

	Semiconductor: 9.5%
101,740	Applied Materials Inc.	6,048,443
31,150	KLA-Tencor Corp.	6,035,001
17,020	Lam Research Corp.	5,646,385
		17,729,829
	Web Portals: 3.1%
4,000	Alphabet Inc. - A Shares*	5,862,400

	Total Common Stocks	$183,080,848
	(cost $96,282,519)

	Total Investments in Securities	183,080,848
	(cost $96,282,519): 98.3%

	Other Assets less Liabilities: 1.7%	3,170,221

	Net Assets: 100.0%	$186,251,069

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company